Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Repayment schedule [Abstract]
Corporate debt	$ 1,023,071	$ 993,725			$ 723,791
2021 [Member]
Repayment schedule [Abstract]
Corporate debt		23,648
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	27,881	0
2023 [member]
Repayment schedule [Abstract]
Corporate debt	10,094	2,036
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,895	2,036
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	106,151	448,133
2026 [Member]
Repayment schedule [Abstract]
Corporate debt	327,081
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	549,969	517,872
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	8,204	41
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		41
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	5	0
2017 Credit Facility [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	8,199	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	24,422	21,224
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		21,224
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	24,422	0
Commercial Paper [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	327,440	351,315
2020 Green Private Placement [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		289
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	359	0
2020 Green Private Placement [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	327,081
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	351,026
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	155,814	166,846
Note Issuance Facility 2020 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	155,814	166,846
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	106,410	104,227
Green Exchangeable Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		2,083
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	2,121	0
Green Exchangeable Notes [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	104,289	102,144
Green Exchangeable Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Bank Loan [Member]
Repayment schedule [Abstract]
Corporate debt	5,663	6,073	$ 5,700	€ 5
Bank Loan [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Bank Loan [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	11	0
Bank Loan [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	1,895	2,036
Bank Loan [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,895	2,036
Bank Loan [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,862	1,990
Bank Loan [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Bank Loan [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	395,118
Green Senior Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	963
Green Senior Notes [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 394,155
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt		343,999
Note Issuance Facility 2019 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2023 [member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt		343,999
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		$ 0